CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2022 CNY (¥) ¥ / shares shares	Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2021 CNY (¥) ¥ / shares shares
Revenues:
Revenues	¥ 21,404,689	$ 3,009,024	¥ 23,165,801
Operating costs and expenses:
Cost of revenues (including related party amounts of RMB933,391 and RMB666,547 (US$93,702) for the nine months ended September 30, 2021 and 2022, respectively)	(16,917,072)	(2,378,164)	(21,005,943)
Selling, general and administrative (including related party amounts of RMB18,498 and RMB47,004 (US$6,608) for the nine months ended September 30, 2021 and 2022, respectively)	(2,525,676)	(355,054)	(3,632,054)
Research and development (including related party amounts of nil and RMB1,651 (US$232) for the nine months ended September 30, 2021 and 2022, respectively)	(1,433,076)	(201,459)	(2,031,784)
Total operating costs and expenses	(20,875,824)	(2,934,677)	(26,669,781)
Operating loss	528,865	74,347	(3,503,980)
Other income/(expenses):
Interest income	43,285	6,085	93,779
Interest expenses	(539,063)	(75,780)	(1,025,002)
Foreign exchange (loss)/gain, net	(186,886)	(26,272)	26,673
Share of losses from equity method investments	(166,655)	(23,428)	(84,651)
Others, net	(6,373)	(896)	209,834
Total other expenses, net	(855,692)	(120,291)	(779,367)
Loss before income taxes	(326,827)	(45,944)	(4,283,347)
Income tax expense	(95,587)	(13,437)	(60,009)
Net loss	(422,414)	(59,381)	(4,343,356)
Less: Net income attributable to noncontrolling interests	18,057	2,538	50,441
Net loss attributable to iQIYI, Inc.	(440,471)	(61,919)	(4,393,797)
Accretion of redeemable noncontrolling interests	0	0	(12,306)
Net loss attributable to ordinary shareholders	(440,471)	(61,919)	(4,406,103)
Other comprehensive income/(loss):
Foreign currency translation adjustments	(1,228,249)	(172,665)	60,518
Unrealized losses on available-for-sale debt securities	(16,714)	(2,350)	(1,844)
Total other comprehensive income, net of tax	(1,244,963)	(175,015)	58,674
Comprehensive loss	(1,667,377)	(234,396)	(4,284,682)
Less: Comprehensive income attributable to noncontrolling interests	24,771	3,482	49,865
Comprehensive loss attributable to iQIYI, Inc.	¥ (1,692,148)	$ (237,878)	¥ (4,334,547)
Class A and Class B ordinary share
Net loss per ordinary share
Basic | (per share)	¥ (0.07)	$ (0.01)	¥ (0.79)
Diluted | (per share)	¥ (0.07)	$ (0.01)	¥ (0.79)
Shares used in net loss per Class A and Class B ordinary share computation:
Basic	5,955,669,900	5,955,669,900	5,562,457,384
Diluted	5,955,669,900	5,955,669,900	5,562,457,384
American Depositary Shares
Net loss per ordinary share
Basic | (per share)	¥ (0.52)	$ (0.07)	¥ (5.53)
Diluted | (per share)	¥ (0.52)	$ (0.07)	¥ (5.53)
Membership services
Revenues:
Revenues	¥ 12,967,268	$ 1,822,910	¥ 12,592,975
Online advertising services
Revenues:
Revenues	3,778,222	531,134	5,402,249
Content distribution
Revenues:
Revenues	1,835,075	257,971	2,094,083
Others
Revenues:
Revenues	¥ 2,824,124	$ 397,009	¥ 3,076,494